Guarantees and commitments - Lease commitments maturity (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease commitments
In one year	SFr 501
In two years	445
In three years	331
In four years	306
In five years	261
Thereafter	1,980
Future operating lease commitments	3,824
Less minimum non-cancellable sublease rentals	190
Total net future minimum lease commitments	3,634
Rental expense for operating leases
Minimum rental expense	516	SFr 575	SFr 550
Sublease rental income	(54)	(65)	(89)
Total net expenses for operating leases	462	510	461
Bank
Lease commitments
In one year	427
In two years	376
In three years	262
In four years	239
In five years	198
Thereafter	1,292
Future operating lease commitments	2,794
Less minimum non-cancellable sublease rentals	436
Total net future minimum lease commitments	2,358
Rental expense for operating leases
Minimum rental expense	446	528	550
Sublease rental income	(66)	(65)	(89)
Total net expenses for operating leases	SFr 380	SFr 463	SFr 461